Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000013166
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,691	$ 12,540	$ 12,432	$ 12,325	$ 12,181	$ 12,172	$ 12,282	$ 12,272	$ 12,262	$ 12,264	$ 12,014	$ 11,347	$ 11,516	$ 11,791	$ 11,878	$ 11,847	$ 11,757	$ 11,832	$ 11,836	$ 11,630	$ 11,855	$ 11,524	$ 11,518	$ 11,050	$ 11,140	$ 11,453	$ 11,626	$ 11,400	$ 11,540	$ 11,420	$ 11,736	$ 12,121	$ 12,187	$ 12,494	$ 12,496	$ 12,404	$ 12,426	$ 12,515	$ 12,571	$ 12,467	$ 12,433	$ 12,399	$ 12,298	$ 12,266	$ 12,476	$ 12,430	$ 12,373	$ 12,157	$ 12,175	$ 12,183	$ 12,266	$ 12,028	$ 11,908	$ 11,522	$ 11,665	$ 12,161	$ 11,997	$ 11,802	$ 11,763	$ 11,753	$ 11,755	$ 11,843	$ 11,605	$ 11,518	$ 11,474	$ 11,300	$ 11,255	$ 11,037	$ 10,991	$ 10,936	$ 10,826	$ 10,728	$ 10,832	$ 10,914	$ 10,881	$ 10,868	$ 10,845	$ 10,674	$ 10,713	$ 10,659	$ 10,687	$ 10,821	$ 10,716	$ 10,756	$ 10,776	$ 10,827	$ 10,743	$ 10,679	$ 10,708	$ 10,563	$ 10,489	$ 10,455	$ 10,391	$ 10,348	$ 10,266	$ 10,720	$ 10,842	$ 10,892	$ 10,861	$ 10,887	$ 10,654	$ 10,590	$ 10,495	$ 10,430	$ 10,413	$ 10,277	$ 10,189	$ 10,112	$ 10,054	$ 9,957	$ 9,909	$ 9,850	$ 9,878	$ 9,876	$ 9,932	$ 9,892	$ 9,995	$ 9,822	$ 9,745	$ 9,743	$ 9,675
C000013168
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,355	12,029	11,927	11,838	11,712	11,711	11,824	11,824	11,822	11,823	11,597	10,960	11,133	11,393	11,494	11,459	11,387	11,462	11,476	11,282	11,504	11,201	11,205	10,746	10,849	11,151	11,330	11,113	11,257	11,151	11,469	11,849	11,927	12,224	12,247	12,158	12,178	12,281	12,337	12,248	12,232	12,193	12,106	12,080	12,301	12,260	12,220	12,010	12,038	12,043	12,141	11,907	11,800	11,430	11,569	12,075	11,920	11,730	11,698	11,696	11,707	11,799	11,575	11,491	11,452	11,284	11,244	11,042	11,000	10,949	10,851	10,752	10,874	10,961	10,922	10,917	10,911	10,746	10,786	10,735	10,774	10,917	10,822	10,864	10,883	10,947	10,864	10,814	10,843	10,704	10,642	10,614	10,552	10,525	10,443	10,906	11,037	11,091	11,065	11,103	10,877	10,815	10,730	10,666	10,656	10,526	10,438	10,371	10,317	10,229	10,184	10,117	10,156	10,163	10,223	10,187	10,301	10,138	10,060	10,067	10,000
C000063954
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,342,862	1,328,400	1,315,376	1,305,066	1,288,320	1,288,281	1,298,437	1,298,393	1,296,988	1,295,700	1,270,308	1,199,630	1,217,135	1,244,690	1,254,841	1,250,090	1,241,574	1,247,925	1,248,122	1,227,383	1,249,679	1,215,699	1,214,809	1,164,095	1,174,510	1,205,975	1,225,132	1,199,885	1,214,361	1,201,506	1,234,484	1,275,960	1,282,637	1,313,401	1,314,541	1,303,434	1,305,481	1,315,702	1,320,075	1,310,159	1,306,273	1,301,294	1,291,574	1,286,744	1,309,744	1,304,636	1,298,354	1,275,430	1,277,103	1,276,428	1,286,077	1,259,696	1,246,975	1,207,454	1,221,059	1,273,859	1,256,500	1,235,774	1,231,491	1,230,210	1,230,122	1,239,055	1,213,958	1,204,626	1,198,572	1,180,148	1,175,195	1,153,362	1,148,313	1,142,260	1,130,616	1,120,092	1,130,725	1,139,089	1,135,381	1,132,725	1,131,145	1,113,118	1,116,974	1,111,072	1,113,824	1,127,472	1,116,267	1,120,235	1,122,088	1,127,118	1,118,167	1,111,297	1,114,080	1,098,759	1,089,765	1,087,131	1,080,214	1,075,590	1,066,822	1,112,678	1,126,090	1,131,127	1,127,607	1,130,147	1,105,723	1,098,885	1,088,808	1,081,781	1,079,832	1,065,492	1,055,218	1,047,970	1,041,803	1,031,567	1,026,384	1,019,030	1,021,687	1,022,274	1,027,812	1,023,432	1,033,945	1,015,843	1,007,637	1,007,255	1,000,000
C000013108
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,477	11,351	11,291	11,189	10,990	11,057	11,179	11,191	11,203	11,216	10,966	10,291	10,468	10,768	10,863	10,863	10,781	10,876	10,877	10,662	10,918	10,610	10,625	10,132	10,187	10,590	10,872	10,559	10,736	10,651	11,027	11,391	11,451	11,750	11,757	11,673	11,695	11,795	11,830	11,749	11,718	11,687	11,605	11,563	11,751	11,721	11,661	11,523	11,553	11,557	11,611	11,436	11,361	11,033	11,210	11,601	11,436	11,223	11,199	11,200	11,202	11,310	11,125	11,051	11,013	10,889	10,838	10,689	10,626	10,563	10,452	10,352	10,423	10,470	10,467	10,454	10,452	10,354	10,388	10,325	10,368	10,529	10,393	10,445	10,441	10,484	10,411	10,350	10,392	10,239	10,178	10,138	10,086	10,070	9,927	10,344	10,442	10,506	10,479	10,530	10,366	10,339	10,243	10,180	10,230	10,140	10,043	9,970	9,926	9,875	9,836	9,775	9,779	9,816	9,884	9,845	9,967	9,811	9,728	9,757	9,675
C000034083
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,184	10,899	10,849	10,758	10,572	10,644	10,769	10,787	10,791	10,824	10,590	9,943	10,121	10,418	10,517	10,510	10,450	10,549	10,556	10,354	10,609	10,316	10,324	9,850	9,924	10,323	10,592	10,306	10,485	10,395	10,769	11,132	11,211	11,511	11,525	11,450	11,466	11,584	11,626	11,541	11,517	11,494	11,421	11,399	11,592	11,569	11,516	11,386	11,421	11,431	11,492	11,325	11,257	10,938	11,120	11,515	11,371	11,166	11,149	11,144	11,153	11,268	11,103	11,024	11,005	10,876	10,831	10,702	10,632	10,589	10,472	10,378	10,468	10,521	10,525	10,506	10,522	10,431	10,472	10,415	10,464	10,621	10,502	10,550	10,552	10,602	10,546	10,480	10,529	10,380	10,336	10,291	10,245	10,246	10,107	10,537	10,644	10,716	10,695	10,754	10,593	10,572	10,481	10,423	10,480	10,395	10,290	10,221	10,195	10,149	10,103	10,047	10,068	10,101	10,178	10,145	10,287	10,121	10,054	10,089	10,000
C000013110
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,210,123	1,196,146	1,189,657	1,178,719	1,157,495	1,164,371	1,177,099	1,178,164	1,179,202	1,180,335	1,153,874	1,082,615	1,101,074	1,133,920	1,143,748	1,142,098	1,134,724	1,143,081	1,142,961	1,120,184	1,146,869	1,114,356	1,115,739	1,063,768	1,070,827	1,111,549	1,140,967	1,109,288	1,126,329	1,117,131	1,156,390	1,194,355	1,200,523	1,232,975	1,233,536	1,223,207	1,225,267	1,235,494	1,240,389	1,230,273	1,226,790	1,223,389	1,214,636	1,211,368	1,229,529	1,226,087	1,221,042	1,205,211	1,208,173	1,208,457	1,213,997	1,195,541	1,186,228	1,153,074	1,170,069	1,210,744	1,194,692	1,172,251	1,169,499	1,169,435	1,169,447	1,179,238	1,161,002	1,151,818	1,148,977	1,134,566	1,130,326	1,114,627	1,107,840	1,101,134	1,089,354	1,078,776	1,085,955	1,090,636	1,090,243	1,088,603	1,088,213	1,077,891	1,081,267	1,074,467	1,078,753	1,094,136	1,080,963	1,086,262	1,084,363	1,088,690	1,082,120	1,075,588	1,079,852	1,063,703	1,057,190	1,052,857	1,047,385	1,045,460	1,030,524	1,073,560	1,083,601	1,090,040	1,087,064	1,092,154	1,074,955	1,071,941	1,061,864	1,055,198	1,060,111	1,050,744	1,040,475	1,032,712	1,028,051	1,022,612	1,017,230	1,010,694	1,012,074	1,014,604	1,022,668	1,017,340	1,030,893	1,013,416	1,005,856	1,008,636	1,000,000
C000013123
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,891	12,726	12,660	12,566	12,377	12,338	12,486	12,488	12,489	12,477	12,133	11,301	11,526	11,895	12,055	12,019	11,892	11,973	11,937	11,707	12,005	11,585	11,652	11,018	11,149	11,599	11,885	11,604	11,851	11,698	12,035	12,424	12,512	12,863	12,853	12,732	12,760	12,874	12,951	12,855	12,819	12,749	12,628	12,544	12,775	12,677	12,578	12,345	12,390	12,399	12,467	12,246	12,074	11,676	11,899	12,456	12,237	11,984	11,943	11,925	11,932	12,042	11,813	11,714	11,672	11,491	11,436	11,254	11,163	11,108	11,020	10,931	10,991	11,049	11,039	10,993	10,968	10,822	10,846	10,813	10,825	10,915	10,839	10,873	10,908	10,907	10,820	10,733	10,766	10,614	10,538	10,505	10,461	10,427	10,310	10,672	10,767	10,798	10,734	10,785	10,573	10,520	10,393	10,297	10,356	10,252	10,126	10,052	9,999	9,936	9,873	9,811	9,839	9,857	9,915	9,873	10,020	9,829	9,728	9,736	9,675
C000013125
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,550	12,214	12,158	12,076	11,901	11,871	12,022	12,031	12,039	12,035	11,711	10,914	11,139	11,503	11,665	11,637	11,521	11,607	11,579	11,364	11,659	11,259	11,331	10,721	10,856	11,301	11,587	11,321	11,568	11,426	11,762	12,150	12,243	12,595	12,581	12,482	12,518	12,637	12,721	12,635	12,608	12,546	12,435	12,361	12,596	12,507	12,417	12,194	12,247	12,263	12,338	12,127	11,964	11,576	11,805	12,365	12,155	11,911	11,878	11,867	11,881	11,998	11,777	11,685	11,651	11,477	11,430	11,254	11,170	11,122	11,040	10,958	11,025	11,090	11,088	11,048	11,030	10,890	10,920	10,895	10,913	11,010	10,941	10,982	11,024	11,031	10,949	10,868	10,908	10,761	10,690	10,663	10,625	10,598	10,485	10,859	10,963	11,002	10,944	11,003	10,793	10,745	10,622	10,531	10,598	10,497	10,375	10,305	10,258	10,199	10,142	10,073	10,119	10,144	10,210	10,173	10,330	10,140	10,042	10,057	10,000
C000013126
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,364,260	1,346,695	1,339,376	1,329,161	1,308,914	1,304,493	1,319,952	1,319,846	1,319,660	1,318,126	1,281,513	1,192,014	1,216,921	1,255,653	1,272,235	1,268,176	1,254,498	1,261,383	1,258,679	1,234,259	1,265,379	1,220,866	1,227,632	1,160,617	1,174,230	1,221,347	1,251,212	1,221,371	1,247,080	1,230,746	1,265,880	1,306,488	1,315,493	1,352,123	1,349,511	1,337,810	1,340,459	1,352,139	1,359,934	1,349,591	1,345,551	1,337,866	1,324,945	1,315,886	1,339,845	1,329,281	1,318,649	1,293,906	1,298,384	1,299,052	1,305,906	1,282,521	1,264,246	1,222,262	1,245,356	1,303,362	1,280,226	1,253,480	1,248,959	1,246,829	1,247,308	1,258,645	1,234,465	1,223,834	1,219,234	1,200,072	1,194,146	1,174,852	1,165,176	1,159,202	1,149,692	1,140,184	1,146,175	1,151,988	1,150,801	1,145,730	1,142,907	1,127,420	1,129,665	1,126,047	1,127,040	1,136,141	1,128,028	1,131,377	1,134,694	1,134,445	1,125,117	1,115,809	1,118,985	1,102,982	1,094,871	1,091,194	1,086,398	1,082,732	1,070,332	1,107,609	1,117,225	1,120,238	1,113,412	1,118,468	1,096,259	1,090,460	1,077,114	1,066,957	1,072,893	1,061,805	1,048,558	1,040,681	1,034,978	1,028,228	1,021,579	1,014,900	1,017,607	1,019,257	1,025,034	1,020,453	1,035,468	1,015,498	1,004,890	1,005,503	1,000,000
C000013130
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,359	12,217	12,143	12,056	11,842	11,834	11,965	11,983	12,013	12,031	11,683	10,759	10,978	11,372	11,554	11,524	11,409	11,492	11,476	11,227	11,517	11,123	11,158	10,572	10,682	11,107	11,400	11,076	11,308	11,133	11,499	11,925	12,014	12,392	12,371	12,260	12,291	12,417	12,496	12,398	12,348	12,286	12,154	12,070	12,322	12,212	12,116	11,871	11,899	11,937	12,030	11,817	11,705	11,300	11,581	12,042	11,817	11,572	11,527	11,516	11,540	11,652	11,442	11,343	11,308	11,152	11,083	10,905	10,824	10,755	10,643	10,541	10,613	10,673	10,670	10,644	10,640	10,540	10,579	10,544	10,593	10,716	10,596	10,655	10,640	10,656	10,588	10,520	10,557	10,385	10,317	10,291	10,230	10,203	10,074	10,497	10,605	10,671	10,645	10,680	10,471	10,424	10,337	10,270	10,293	10,165	10,057	10,008	9,959	9,901	9,872	9,814	9,815	9,844	9,883	9,853	9,958	9,784	9,706	9,715	9,675
C000013132
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,045	11,737	11,673	11,584	11,398	11,397	11,519	11,543	11,579	11,603	11,275	10,401	10,608	10,995	11,190	11,169	11,052	11,139	11,131	10,908	11,196	10,821	10,861	10,286	10,411	10,821	11,113	10,816	11,049	10,884	11,237	11,673	11,755	12,144	12,132	12,018	12,056	12,187	12,273	12,197	12,154	12,090	11,968	11,903	12,147	12,047	11,971	11,724	11,760	11,816	11,904	11,712	11,596	11,202	11,499	11,952	11,736	11,500	11,474	11,459	11,501	11,608	11,406	11,314	11,298	11,138	11,088	10,905	10,842	10,769	10,663	10,567	10,646	10,724	10,716	10,708	10,711	10,606	10,652	10,623	10,679	10,810	10,696	10,762	10,764	10,776	10,714	10,663	10,696	10,539	10,477	10,446	10,390	10,380	10,255	10,682	10,798	10,883	10,853	10,895	10,699	10,658	10,565	10,503	10,533	10,419	10,305	10,260	10,217	10,173	10,141	10,087	10,104	10,131	10,187	10,162	10,267	10,093	10,030	10,044	10,000
C000063949
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,302,929	1,287,941	1,279,927	1,270,501	1,247,778	1,246,671	1,260,323	1,260,635	1,263,599	1,266,603	1,229,764	1,132,324	1,155,175	1,195,096	1,215,325	1,212,054	1,199,686	1,208,207	1,206,337	1,179,956	1,210,333	1,168,716	1,172,150	1,110,442	1,121,782	1,166,269	1,196,772	1,162,602	1,186,755	1,168,129	1,205,072	1,250,836	1,259,951	1,299,379	1,297,029	1,285,122	1,286,935	1,299,875	1,307,948	1,298,770	1,293,251	1,285,357	1,272,562	1,263,466	1,288,433	1,278,014	1,267,691	1,240,635	1,244,555	1,248,371	1,256,714	1,235,461	1,223,529	1,181,032	1,210,211	1,256,953	1,234,490	1,208,640	1,203,798	1,201,309	1,204,749	1,216,188	1,194,097	1,183,527	1,179,713	1,162,119	1,155,945	1,136,023	1,128,548	1,121,179	1,109,245	1,097,327	1,105,755	1,111,899	1,111,324	1,108,471	1,107,880	1,097,272	1,101,175	1,097,284	1,102,207	1,114,888	1,102,207	1,108,163	1,106,385	1,107,874	1,100,637	1,093,396	1,096,985	1,078,958	1,071,732	1,068,834	1,062,329	1,059,349	1,045,784	1,089,522	1,100,496	1,107,195	1,104,323	1,106,664	1,085,874	1,080,859	1,071,659	1,064,527	1,066,725	1,053,326	1,041,959	1,035,624	1,031,417	1,025,221	1,022,118	1,014,920	1,015,794	1,017,649	1,022,498	1,019,237	1,029,936	1,011,757	1,003,551	1,004,261	1,000,000
C000013139
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,158	12,026	11,935	11,858	11,669	11,707	11,831	11,857	11,855	11,867	11,599	10,884	11,050	11,368	11,520	11,492	11,381	11,519	11,519	11,314	11,573	11,259	11,260	10,785	10,853	11,247	11,491	11,223	11,425	11,291	11,586	11,920	11,960	12,280	12,267	12,176	12,203	12,296	12,337	12,259	12,220	12,181	12,090	11,999	12,217	12,166	12,114	11,945	11,969	11,967	12,016	11,836	11,795	11,384	11,531	11,883	11,743	11,541	11,514	11,499	11,497	11,581	11,405	11,316	11,276	11,125	11,084	10,908	10,831	10,730	10,592	10,442	10,536	10,617	10,603	10,564	10,572	10,450	10,470	10,431	10,474	10,637	10,503	10,555	10,584	10,588	10,534	10,469	10,520	10,351	10,264	10,234	10,193	10,176	10,044	10,436	10,542	10,592	10,529	10,567	10,391	10,361	10,286	10,222	10,247	10,128	10,043	9,958	9,915	9,851	9,830	9,777	9,800	9,834	9,878	9,859	9,946	9,787	9,725	9,758	9,675
C000013141
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,836	11,552	11,472	11,392	11,230	11,274	11,387	11,420	11,424	11,443	11,191	10,521	10,688	11,002	11,156	11,136	11,035	11,163	11,183	10,978	11,249	10,952	10,959	10,490	10,564	10,954	11,212	10,957	11,161	11,038	11,333	11,654	11,713	12,034	12,030	11,947	11,982	12,081	12,128	12,047	12,016	11,998	11,902	11,833	12,043	12,000	11,956	11,809	11,841	11,846	11,902	11,731	11,685	11,284	11,437	11,807	11,674	11,481	11,449	11,441	11,446	11,537	11,381	11,299	11,254	11,110	11,088	10,920	10,836	10,754	10,623	10,479	10,579	10,656	10,648	10,615	10,631	10,526	10,553	10,508	10,558	10,741	10,612	10,660	10,696	10,707	10,659	10,612	10,658	10,505	10,423	10,388	10,352	10,353	10,226	10,630	10,746	10,792	10,734	10,791	10,607	10,595	10,524	10,454	10,497	10,382	10,290	10,209	10,183	10,111	10,097	10,049	10,079	10,120	10,183	10,159	10,254	10,097	10,039	10,080	10,000
C000092721
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,282,142	1,269,342	1,259,514	1,249,727	1,231,055	1,234,903	1,246,236	1,248,815	1,248,349	1,249,397	1,220,986	1,147,043	1,164,271	1,197,536	1,213,310	1,210,150	1,198,270	1,211,141	1,212,369	1,189,164	1,217,627	1,184,508	1,184,364	1,132,895	1,139,861	1,180,997	1,207,803	1,179,471	1,199,052	1,186,274	1,216,950	1,250,415	1,255,795	1,289,118	1,287,593	1,277,764	1,280,430	1,289,975	1,294,013	1,284,272	1,279,966	1,277,039	1,265,900	1,257,496	1,278,849	1,273,236	1,267,558	1,251,045	1,253,369	1,252,891	1,257,817	1,238,746	1,232,992	1,189,799	1,204,949	1,242,851	1,227,999	1,206,678	1,202,345	1,200,620	1,200,178	1,208,791	1,191,503	1,181,976	1,176,323	1,160,355	1,157,200	1,138,700	1,129,178	1,119,728	1,105,153	1,089,370	1,098,936	1,105,983	1,104,261	1,099,986	1,101,978	1,089,019	1,090,963	1,085,455	1,089,785	1,107,746	1,093,614	1,098,856	1,100,433	1,100,728	1,094,963	1,089,209	1,094,305	1,076,603	1,067,337	1,062,890	1,058,440	1,057,668	1,043,861	1,084,272	1,095,182	1,100,163	1,092,252	1,097,144	1,077,593	1,075,448	1,067,460	1,060,640	1,063,055	1,050,606	1,040,476	1,031,428	1,028,002	1,019,996	1,017,707	1,013,169	1,015,406	1,017,625	1,023,155	1,019,836	1,029,762	1,012,115	1,005,507	1,008,793	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,282,104	1,269,557	1,259,622	1,248,245	1,229,401	1,233,018	1,248,480	1,248,519	1,246,918	1,253,319	1,224,851	1,151,737	1,161,622	1,196,696	1,214,176	1,209,391	1,197,397	1,207,864	1,210,629	1,184,351	1,211,751	1,177,916	1,174,553	1,122,070	1,131,480	1,176,640	1,203,006	1,172,038	1,191,554	1,174,113	1,207,512	1,247,967	1,252,454	1,287,702	1,285,628	1,274,776	1,278,514	1,287,808	1,292,552	1,281,920	1,278,410	1,274,607	1,264,005	1,256,257	1,276,540	1,268,456	1,260,776	1,242,033	1,245,775	1,245,511	1,251,382	1,230,655	1,220,609	1,182,977	1,198,012	1,243,103	1,227,277	1,205,616	1,201,946	1,198,948	1,196,803	1,206,474	1,187,739	1,178,244	1,173,909	1,157,945	1,153,610	1,135,658	1,129,609	1,121,135	1,107,870	1,095,742	1,102,531	1,109,715	1,106,873	1,104,193	1,103,252	1,090,761	1,094,668	1,090,642	1,093,911	1,106,943	1,095,493	1,101,390	1,098,708	1,104,323	1,095,983	1,087,187	1,091,100	1,074,054	1,066,317	1,064,007	1,056,669	1,049,749	1,037,568	1,077,763	1,089,190	1,094,653	1,093,178	1,092,511	1,075,403	1,072,502	1,064,674	1,061,312	1,059,645	1,047,151	1,039,845	1,035,727	1,031,626	1,024,207	1,022,199	1,014,848	1,015,774	1,018,588	1,023,960	1,021,012	1,031,654	1,013,687	1,008,598	1,006,857	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,282,104	1,269,557	1,259,622	1,248,245	1,229,401	1,233,018	1,248,480	1,248,519	1,246,918	1,253,319	1,224,851	1,151,737	1,161,622	1,196,696	1,214,176	1,209,391	1,197,397	1,207,864	1,210,629	1,184,351	1,211,751	1,177,916	1,174,553	1,122,070	1,131,480	1,176,640	1,203,006	1,172,038	1,191,554	1,174,113	1,207,512	1,247,967	1,252,454	1,287,702	1,285,628	1,274,776	1,278,514	1,287,808	1,292,552	1,281,920	1,278,410	1,274,607	1,264,005	1,256,257	1,276,540	1,268,456	1,260,776	1,242,033	1,245,775	1,245,511	1,251,382	1,230,655	1,220,609	1,182,977	1,198,012	1,243,103	1,227,277	1,205,616	1,201,946	1,198,948	1,196,803	1,206,474	1,187,739	1,178,244	1,173,909	1,157,945	1,153,610	1,135,658	1,129,609	1,121,135	1,107,870	1,095,742	1,102,531	1,109,715	1,106,873	1,104,193	1,103,252	1,090,761	1,094,668	1,090,642	1,093,911	1,106,943	1,095,493	1,101,390	1,098,708	1,104,323	1,095,983	1,087,187	1,091,100	1,074,054	1,066,317	1,064,007	1,056,669	1,049,749	1,037,568	1,077,763	1,089,190	1,094,653	1,093,178	1,092,511	1,075,403	1,072,502	1,064,674	1,061,312	1,059,645	1,047,151	1,039,845	1,035,727	1,031,626	1,024,207	1,022,199	1,014,848	1,015,774	1,018,588	1,023,960	1,021,012	1,031,654	1,013,687	1,008,598	1,006,857	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,282,104	1,269,557	1,259,622	1,248,245	1,229,401	1,233,018	1,248,480	1,248,519	1,246,918	1,253,319	1,224,851	1,151,737	1,161,622	1,196,696	1,214,176	1,209,391	1,197,397	1,207,864	1,210,629	1,184,351	1,211,751	1,177,916	1,174,553	1,122,070	1,131,480	1,176,640	1,203,006	1,172,038	1,191,554	1,174,113	1,207,512	1,247,967	1,252,454	1,287,702	1,285,628	1,274,776	1,278,514	1,287,808	1,292,552	1,281,920	1,278,410	1,274,607	1,264,005	1,256,257	1,276,540	1,268,456	1,260,776	1,242,033	1,245,775	1,245,511	1,251,382	1,230,655	1,220,609	1,182,977	1,198,012	1,243,103	1,227,277	1,205,616	1,201,946	1,198,948	1,196,803	1,206,474	1,187,739	1,178,244	1,173,909	1,157,945	1,153,610	1,135,658	1,129,609	1,121,135	1,107,870	1,095,742	1,102,531	1,109,715	1,106,873	1,104,193	1,103,252	1,090,761	1,094,668	1,090,642	1,093,911	1,106,943	1,095,493	1,101,390	1,098,708	1,104,323	1,095,983	1,087,187	1,091,100	1,074,054	1,066,317	1,064,007	1,056,669	1,049,749	1,037,568	1,077,763	1,089,190	1,094,653	1,093,178	1,092,511	1,075,403	1,072,502	1,064,674	1,061,312	1,059,645	1,047,151	1,039,845	1,035,727	1,031,626	1,024,207	1,022,199	1,014,848	1,015,774	1,018,588	1,023,960	1,021,012	1,031,654	1,013,687	1,008,598	1,006,857	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,282,104	1,269,557	1,259,622	1,248,245	1,229,401	1,233,018	1,248,480	1,248,519	1,246,918	1,253,319	1,224,851	1,151,737	1,161,622	1,196,696	1,214,176	1,209,391	1,197,397	1,207,864	1,210,629	1,184,351	1,211,751	1,177,916	1,174,553	1,122,070	1,131,480	1,176,640	1,203,006	1,172,038	1,191,554	1,174,113	1,207,512	1,247,967	1,252,454	1,287,702	1,285,628	1,274,776	1,278,514	1,287,808	1,292,552	1,281,920	1,278,410	1,274,607	1,264,005	1,256,257	1,276,540	1,268,456	1,260,776	1,242,033	1,245,775	1,245,511	1,251,382	1,230,655	1,220,609	1,182,977	1,198,012	1,243,103	1,227,277	1,205,616	1,201,946	1,198,948	1,196,803	1,206,474	1,187,739	1,178,244	1,173,909	1,157,945	1,153,610	1,135,658	1,129,609	1,121,135	1,107,870	1,095,742	1,102,531	1,109,715	1,106,873	1,104,193	1,103,252	1,090,761	1,094,668	1,090,642	1,093,911	1,106,943	1,095,493	1,101,390	1,098,708	1,104,323	1,095,983	1,087,187	1,091,100	1,074,054	1,066,317	1,064,007	1,056,669	1,049,749	1,037,568	1,077,763	1,089,190	1,094,653	1,093,178	1,092,511	1,075,403	1,072,502	1,064,674	1,061,312	1,059,645	1,047,151	1,039,845	1,035,727	1,031,626	1,024,207	1,022,199	1,014,848	1,015,774	1,018,588	1,023,960	1,021,012	1,031,654	1,013,687	1,008,598	1,006,857	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	12,696	12,596	12,482	12,294	12,330	12,485	12,485	12,469	12,533	12,249	11,517	11,616	11,967	12,142	12,094	11,974	12,079	12,106	11,844	12,118	11,779	11,746	11,221	11,315	11,766	12,030	11,720	11,916	11,741	12,075	12,480	12,525	12,877	12,856	12,748	12,785	12,878	12,926	12,819	12,784	12,746	12,640	12,563	12,765	12,685	12,608	12,420	12,458	12,455	12,514	12,307	12,206	11,830	11,980	12,431	12,273	12,056	12,019	11,989	11,968	12,065	11,877	11,782	11,739	11,579	11,536	11,357	11,296	11,211	11,079	10,957	11,025	11,097	11,069	11,042	11,033	10,908	10,947	10,906	10,939	11,069	10,955	11,014	10,987	11,043	10,960	10,872	10,911	10,741	10,663	10,640	10,567	10,497	10,376	10,778	10,892	10,947	10,932	10,925	10,754	10,725	10,647	10,613	10,596	10,472	10,398	10,357	10,316	10,242	10,222	10,148	10,158	10,186	10,240	10,210	10,317	10,137	10,086	10,069	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,282,104	1,269,557	1,259,622	1,248,245	1,229,401	1,233,018	1,248,480	1,248,519	1,246,918	1,253,319	1,224,851	1,151,737	1,161,622	1,196,696	1,214,176	1,209,391	1,197,397	1,207,864	1,210,629	1,184,351	1,211,751	1,177,916	1,174,553	1,122,070	1,131,480	1,176,640	1,203,006	1,172,038	1,191,554	1,174,113	1,207,512	1,247,967	1,252,454	1,287,702	1,285,628	1,274,776	1,278,514	1,287,808	1,292,552	1,281,920	1,278,410	1,274,607	1,264,005	1,256,257	1,276,540	1,268,456	1,260,776	1,242,033	1,245,775	1,245,511	1,251,382	1,230,655	1,220,609	1,182,977	1,198,012	1,243,103	1,227,277	1,205,616	1,201,946	1,198,948	1,196,803	1,206,474	1,187,739	1,178,244	1,173,909	1,157,945	1,153,610	1,135,658	1,129,609	1,121,135	1,107,870	1,095,742	1,102,531	1,109,715	1,106,873	1,104,193	1,103,252	1,090,761	1,094,668	1,090,642	1,093,911	1,106,943	1,095,493	1,101,390	1,098,708	1,104,323	1,095,983	1,087,187	1,091,100	1,074,054	1,066,317	1,064,007	1,056,669	1,049,749	1,037,568	1,077,763	1,089,190	1,094,653	1,093,178	1,092,511	1,075,403	1,072,502	1,064,674	1,061,312	1,059,645	1,047,151	1,039,845	1,035,727	1,031,626	1,024,207	1,022,199	1,014,848	1,015,774	1,018,588	1,023,960	1,021,012	1,031,654	1,013,687	1,008,598	1,006,857	1,000,000
EATON VANCE Index: Bloomberg California Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 12,781	12,652	12,547	12,436	12,264	12,301	12,461	12,476	12,462	12,513	12,237	11,532	11,633	11,977	12,117	12,068	11,950	12,050	12,081	11,823	12,098	11,780	11,742	11,226	11,300	11,734	11,990	11,662	11,845	11,649	11,996	12,409	12,447	12,827	12,802	12,689	12,725	12,819	12,863	12,757	12,724	12,689	12,589	12,502	12,734	12,673	12,621	12,429	12,463	12,467	12,550	12,338	12,267	11,865	11,994	12,428	12,269	12,053	12,018	11,991	11,970	12,060	11,868	11,769	11,729	11,560	11,509	11,323	11,267	11,194	11,072	10,958	11,034	11,119	11,085	11,059	11,055	10,908	10,953	10,904	10,939	11,071	10,951	11,010	10,975	11,026	10,959	10,863	10,900	10,721	10,646	10,625	10,564	10,482	10,360	10,775	10,902	10,969	10,951	10,946	10,776	10,745	10,664	10,628	10,611	10,496	10,417	10,377	10,339	10,268	10,240	10,163	10,172	10,195	10,252	10,220	10,314	10,140	10,084	10,072	10,000
EATON VANCE Index: Bloomberg California Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 12,781	12,652	12,547	12,436	12,264	12,301	12,461	12,476	12,462	12,513	12,237	11,532	11,633	11,977	12,117	12,068	11,950	12,050	12,081	11,823	12,098	11,780	11,742	11,226	11,300	11,734	11,990	11,662	11,845	11,649	11,996	12,409	12,447	12,827	12,802	12,689	12,725	12,819	12,863	12,757	12,724	12,689	12,589	12,502	12,734	12,673	12,621	12,429	12,463	12,467	12,550	12,338	12,267	11,865	11,994	12,428	12,269	12,053	12,018	11,991	11,970	12,060	11,868	11,769	11,729	11,560	11,509	11,323	11,267	11,194	11,072	10,958	11,034	11,119	11,085	11,059	11,055	10,908	10,953	10,904	10,939	11,071	10,951	11,010	10,975	11,026	10,959	10,863	10,900	10,721	10,646	10,625	10,564	10,482	10,360	10,775	10,902	10,969	10,951	10,946	10,776	10,745	10,664	10,628	10,611	10,496	10,417	10,377	10,339	10,268	10,240	10,163	10,172	10,195	10,252	10,220	10,314	10,140	10,084	10,072	10,000
EATON VANCE Index: Bloomberg California Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 1,278,053	1,265,163	1,254,672	1,243,601	1,226,387	1,230,144	1,246,073	1,247,625	1,246,229	1,251,318	1,223,701	1,153,209	1,163,285	1,197,679	1,211,677	1,206,797	1,194,956	1,205,032	1,208,077	1,182,308	1,209,811	1,178,004	1,174,228	1,122,638	1,130,002	1,173,373	1,199,040	1,166,153	1,184,523	1,164,863	1,199,646	1,240,944	1,244,707	1,282,742	1,280,235	1,268,884	1,272,481	1,281,941	1,286,286	1,275,669	1,272,352	1,268,876	1,258,852	1,250,246	1,273,370	1,267,330	1,262,057	1,242,879	1,246,307	1,246,658	1,254,988	1,233,791	1,226,740	1,186,549	1,199,387	1,242,783	1,226,897	1,205,306	1,201,850	1,199,129	1,197,022	1,205,991	1,186,758	1,176,925	1,172,919	1,155,960	1,150,940	1,132,328	1,126,745	1,119,440	1,107,244	1,095,840	1,103,429	1,111,947	1,108,498	1,105,882	1,105,531	1,090,835	1,095,266	1,090,366	1,093,900	1,107,144	1,095,147	1,101,048	1,097,483	1,102,634	1,095,887	1,086,326	1,089,959	1,072,081	1,064,616	1,062,544	1,056,392	1,048,182	1,035,996	1,077,539	1,090,244	1,096,942	1,095,109	1,094,634	1,077,559	1,074,461	1,066,410	1,062,846	1,061,123	1,049,604	1,041,738	1,037,703	1,033,922	1,026,821	1,023,967	1,016,347	1,017,165	1,019,499	1,025,161	1,022,047	1,031,413	1,014,004	1,008,428	1,007,201	1,000,000
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Account Value	$ 12,514	12,392	12,280	12,154	11,981	12,030	12,190	12,193	12,182	12,236	11,961	11,299	11,383	11,712	11,881	11,841	11,755	11,862	11,901	11,637	11,902	11,586	11,564	11,056	11,137	11,578	11,817	11,528	11,706	11,528	11,862	12,250	12,289	12,649	12,627	12,517	12,551	12,654	12,697	12,595	12,571	12,551	12,450	12,367	12,588	12,531	12,479	12,312	12,348	12,340	12,410	12,210	12,207	11,818	11,930	12,251	12,114	11,902	11,870	11,847	11,819	11,910	11,727	11,635	11,593	11,448	11,403	11,233	11,172	11,096	10,960	10,825	10,892	10,974	10,943	10,921	10,914	10,794	10,843	10,793	10,829	10,974	10,862	10,919	10,894	10,973	10,888	10,806	10,854	10,678	10,603	10,580	10,506	10,441	10,304	10,741	10,851	10,913	10,913	10,906	10,727	10,705	10,629	10,601	10,586	10,462	10,390	10,349	10,320	10,241	10,211	10,130	10,143	10,160	10,223	10,186	10,314	10,130	10,073	10,060	10,000
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Account Value	$ 12,514	12,392	12,280	12,154	11,981	12,030	12,190	12,193	12,182	12,236	11,961	11,299	11,383	11,712	11,881	11,841	11,755	11,862	11,901	11,637	11,902	11,586	11,564	11,056	11,137	11,578	11,817	11,528	11,706	11,528	11,862	12,250	12,289	12,649	12,627	12,517	12,551	12,654	12,697	12,595	12,571	12,551	12,450	12,367	12,588	12,531	12,479	12,312	12,348	12,340	12,410	12,210	12,207	11,818	11,930	12,251	12,114	11,902	11,870	11,847	11,819	11,910	11,727	11,635	11,593	11,448	11,403	11,233	11,172	11,096	10,960	10,825	10,892	10,974	10,943	10,921	10,914	10,794	10,843	10,793	10,829	10,974	10,862	10,919	10,894	10,973	10,888	10,806	10,854	10,678	10,603	10,580	10,506	10,441	10,304	10,741	10,851	10,913	10,913	10,906	10,727	10,705	10,629	10,601	10,586	10,462	10,390	10,349	10,320	10,241	10,211	10,130	10,143	10,160	10,223	10,186	10,314	10,130	10,073	10,060	10,000
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Account Value	$ 1,251,402	1,239,172	1,228,031	1,215,403	1,198,090	1,202,978	1,219,014	1,219,266	1,218,192	1,223,607	1,196,102	1,129,871	1,138,256	1,171,218	1,188,093	1,184,083	1,175,501	1,186,183	1,190,137	1,163,667	1,190,157	1,158,599	1,156,368	1,105,590	1,113,742	1,157,815	1,181,705	1,152,825	1,170,645	1,152,772	1,186,209	1,225,035	1,228,906	1,264,856	1,262,728	1,251,702	1,255,092	1,265,448	1,269,718	1,259,510	1,257,056	1,255,090	1,244,987	1,236,696	1,258,816	1,253,108	1,247,879	1,231,177	1,234,785	1,233,983	1,241,037	1,220,973	1,220,708	1,181,777	1,193,037	1,225,069	1,211,391	1,190,186	1,187,025	1,184,746	1,181,863	1,191,023	1,172,730	1,163,544	1,159,275	1,144,760	1,140,342	1,123,261	1,117,186	1,109,622	1,095,966	1,082,476	1,089,193	1,097,357	1,094,310	1,092,090	1,091,415	1,079,389	1,084,276	1,079,327	1,082,880	1,097,359	1,086,203	1,091,867	1,089,432	1,097,273	1,088,812	1,080,631	1,085,405	1,067,774	1,060,336	1,057,957	1,050,603	1,044,109	1,030,438	1,074,086	1,085,064	1,091,254	1,091,307	1,090,559	1,072,719	1,070,538	1,062,950	1,060,105	1,058,642	1,046,151	1,038,956	1,034,924	1,032,040	1,024,066	1,021,102	1,012,981	1,014,267	1,015,972	1,022,252	1,018,557	1,031,362	1,012,952	1,007,316	1,006,017	1,000,000
EATON VANCE Index: Bloomberg New York Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,700	12,574	12,486	12,380	12,168	12,202	12,352	12,371	12,371	12,443	12,144	11,357	11,454	11,827	12,019	11,987	11,843	11,950	11,968	11,686	11,974	11,595	11,569	11,004	11,108	11,557	11,852	11,534	11,786	11,554	11,901	12,326	12,372	12,733	12,707	12,587	12,616	12,719	12,785	12,685	12,643	12,585	12,450	12,372	12,585	12,499	12,394	12,159	12,199	12,221	12,313	12,135	12,029	11,653	11,857	12,311	12,164	11,954	11,921	11,892	11,877	11,975	11,806	11,713	11,677	11,518	11,479	11,303	11,242	11,159	11,029	10,901	10,970	11,037	11,016	10,995	10,989	10,867	10,912	10,880	10,914	11,044	10,935	10,998	10,971	11,034	10,962	10,876	10,915	10,742	10,665	10,640	10,574	10,510	10,384	10,764	10,881	10,937	10,925	10,911	10,755	10,728	10,643	10,617	10,602	10,469	10,405	10,367	10,329	10,264	10,237	10,159	10,163	10,172	10,224	10,191	10,303	10,121	10,079	10,068	10,000
EATON VANCE Index: Bloomberg New York Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,700	12,574	12,486	12,380	12,168	12,202	12,352	12,371	12,371	12,443	12,144	11,357	11,454	11,827	12,019	11,987	11,843	11,950	11,968	11,686	11,974	11,595	11,569	11,004	11,108	11,557	11,852	11,534	11,786	11,554	11,901	12,326	12,372	12,733	12,707	12,587	12,616	12,719	12,785	12,685	12,643	12,585	12,450	12,372	12,585	12,499	12,394	12,159	12,199	12,221	12,313	12,135	12,029	11,653	11,857	12,311	12,164	11,954	11,921	11,892	11,877	11,975	11,806	11,713	11,677	11,518	11,479	11,303	11,242	11,159	11,029	10,901	10,970	11,037	11,016	10,995	10,989	10,867	10,912	10,880	10,914	11,044	10,935	10,998	10,971	11,034	10,962	10,876	10,915	10,742	10,665	10,640	10,574	10,510	10,384	10,764	10,881	10,937	10,925	10,911	10,755	10,728	10,643	10,617	10,602	10,469	10,405	10,367	10,329	10,264	10,237	10,159	10,163	10,172	10,224	10,191	10,303	10,121	10,079	10,068	10,000
EATON VANCE Index: Bloomberg New York Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 1,269,981	1,257,437	1,248,625	1,237,954	1,216,799	1,220,237	1,235,166	1,237,082	1,237,110	1,244,312	1,214,380	1,135,660	1,145,389	1,182,678	1,201,854	1,198,736	1,184,323	1,194,953	1,196,778	1,168,585	1,197,429	1,159,484	1,156,876	1,100,387	1,110,801	1,155,670	1,185,161	1,153,419	1,178,599	1,155,397	1,190,050	1,232,583	1,237,249	1,273,252	1,270,680	1,258,682	1,261,635	1,271,851	1,278,464	1,268,465	1,264,306	1,258,468	1,245,038	1,237,232	1,258,524	1,249,904	1,239,442	1,215,869	1,219,913	1,222,067	1,231,318	1,213,495	1,202,853	1,165,275	1,185,683	1,231,106	1,216,358	1,195,367	1,192,131	1,189,150	1,187,724	1,197,510	1,180,573	1,171,316	1,167,699	1,151,819	1,147,859	1,130,316	1,124,203	1,115,945	1,102,872	1,090,089	1,097,003	1,103,724	1,101,594	1,099,540	1,098,928	1,086,656	1,091,189	1,087,997	1,091,444	1,104,444	1,093,516	1,099,770	1,097,124	1,103,424	1,096,173	1,087,648	1,091,487	1,074,222	1,066,531	1,063,996	1,057,355	1,050,960	1,038,431	1,076,424	1,088,129	1,093,687	1,092,498	1,091,145	1,075,456	1,072,820	1,064,335	1,061,749	1,060,151	1,046,928	1,040,494	1,036,675	1,032,883	1,026,358	1,023,705	1,015,935	1,016,278	1,017,245	1,022,422	1,019,086	1,030,287	1,012,127	1,007,893	1,006,815	1,000,000
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Account Value	$ 12,744	12,621	12,519	12,406	12,202	12,243	12,417	12,408	12,383	12,466	12,189	11,470	11,564	11,906	12,095	12,045	11,905	12,028	12,076	11,835	12,101	11,773	11,725	11,212	11,322	11,774	12,060	11,737	11,925	11,780	12,105	12,508	12,553	12,894	12,868	12,762	12,808	12,908	12,957	12,845	12,820	12,779	12,675	12,610	12,809	12,748	12,688	12,534	12,577	12,553	12,615	12,400	12,327	11,934	12,056	12,439	12,275	12,069	12,037	12,009	11,983	12,082	11,897	11,812	11,763	11,613	11,574	11,408	11,357	11,259	11,115	10,996	11,057	11,131	11,101	11,073	11,067	10,945	10,992	10,954	10,984	11,113	10,999	11,054	11,039	11,101	11,027	10,946	10,972	10,797	10,731	10,710	10,634	10,563	10,436	10,836	10,944	10,996	10,988	10,998	10,817	10,796	10,714	10,670	10,653	10,531	10,448	10,395	10,358	10,286	10,259	10,179	10,192	10,209	10,271	10,235	10,357	10,152	10,089	10,073	10,000
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Account Value	$ 12,744	12,621	12,519	12,406	12,202	12,243	12,417	12,408	12,383	12,466	12,189	11,470	11,564	11,906	12,095	12,045	11,905	12,028	12,076	11,835	12,101	11,773	11,725	11,212	11,322	11,774	12,060	11,737	11,925	11,780	12,105	12,508	12,553	12,894	12,868	12,762	12,808	12,908	12,957	12,845	12,820	12,779	12,675	12,610	12,809	12,748	12,688	12,534	12,577	12,553	12,615	12,400	12,327	11,934	12,056	12,439	12,275	12,069	12,037	12,009	11,983	12,082	11,897	11,812	11,763	11,613	11,574	11,408	11,357	11,259	11,115	10,996	11,057	11,131	11,101	11,073	11,067	10,945	10,992	10,954	10,984	11,113	10,999	11,054	11,039	11,101	11,027	10,946	10,972	10,797	10,731	10,710	10,634	10,563	10,436	10,836	10,944	10,996	10,988	10,998	10,817	10,796	10,714	10,670	10,653	10,531	10,448	10,395	10,358	10,286	10,259	10,179	10,192	10,209	10,271	10,235	10,357	10,152	10,089	10,073	10,000
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Account Value	$ 1,274,424	$ 1,262,142	$ 1,251,894	$ 1,240,614	$ 1,220,243	$ 1,224,339	$ 1,241,716	$ 1,240,815	$ 1,238,276	$ 1,246,628	$ 1,218,904	$ 1,146,974	$ 1,156,387	$ 1,190,629	$ 1,209,500	$ 1,204,450	$ 1,190,467	$ 1,202,812	$ 1,207,645	$ 1,183,492	$ 1,210,091	$ 1,177,253	$ 1,172,509	$ 1,121,167	$ 1,132,199	$ 1,177,354	$ 1,206,014	$ 1,173,677	$ 1,192,462	$ 1,177,954	$ 1,210,537	$ 1,250,775	$ 1,255,313	$ 1,289,357	$ 1,286,770	$ 1,276,194	$ 1,280,795	$ 1,290,777	$ 1,295,722	$ 1,284,528	$ 1,281,952	$ 1,277,876	$ 1,267,535	$ 1,261,004	$ 1,280,863	$ 1,274,786	$ 1,268,784	$ 1,253,439	$ 1,257,720	$ 1,255,318	$ 1,261,511	$ 1,240,015	$ 1,232,701	$ 1,193,369	$ 1,205,555	$ 1,243,902	$ 1,227,465	$ 1,206,914	$ 1,203,706	$ 1,200,850	$ 1,198,269	$ 1,208,189	$ 1,189,734	$ 1,181,206	$ 1,176,304	$ 1,161,273	$ 1,157,416	$ 1,140,771	$ 1,135,681	$ 1,125,852	$ 1,111,488	$ 1,099,577	$ 1,105,683	$ 1,113,088	$ 1,110,102	$ 1,107,326	$ 1,106,686	$ 1,094,492	$ 1,099,196	$ 1,095,437	$ 1,098,398	$ 1,111,265	$ 1,099,917	$ 1,105,389	$ 1,103,931	$ 1,110,085	$ 1,102,730	$ 1,094,628	$ 1,097,242	$ 1,079,712	$ 1,073,056	$ 1,070,999	$ 1,063,359	$ 1,056,318	$ 1,043,628	$ 1,083,640	$ 1,094,351	$ 1,099,643	$ 1,098,783	$ 1,099,835	$ 1,081,694	$ 1,079,556	$ 1,071,389	$ 1,066,981	$ 1,065,332	$ 1,053,094	$ 1,044,771	$ 1,039,471	$ 1,035,807	$ 1,028,588	$ 1,025,920	$ 1,017,875	$ 1,019,192	$ 1,020,941	$ 1,027,092	$ 1,023,497	$ 1,035,744	$ 1,015,221	$ 1,008,936	$ 1,007,339	$ 1,000,000